Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of operating segments [line items]
Sales	$ 189,466		$ 212,400		$ 414,515		$ 411,652
Cost of sales, excluding depletion	60,957		62,580		130,171		118,994
Depletion	61,404		62,494		129,785		119,759
Gross margin	67,105		87,326		154,559		172,899
Impairment charges	165,912				165,912
Net (loss) earnings	(124,694)	$ 57,349	318,142	$ 68,123	(67,345)	$ 40,850	386,265
Cash Flow From Operations	109,258		135,200		227,452		260,540
Total Assets	6,240,823		6,216,112		6,240,823	$ 6,470,046	6,216,112
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net (loss) earnings	(12,249)		(11,972)		(28,784)		(21,729)
Cash Flow From Operations	(9,189)		(8,273)		(33,900)		(17,918)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net (loss) earnings	(13,306)		(7,367)		(27,252)		(14,474)
Cash Flow From Operations	(14,828)		(8,031)		(26,074)		(14,567)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net (loss) earnings	(3,090)		1,216		(2,824)		145
Cash Flow From Operations	(3,168)		1,773		(1,954)		1,595
Income tax expense material reconciling items[member]
Disclosure of operating segments [line items]
Net (loss) earnings	2,758		3,224		2,868		3,709
Cash Flow From Operations	(24)		(48)		(3,585)		(98)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net (loss) earnings	(25,887)		230,816		(55,992)		213,366
Cash Flow From Operations	(27,209)		(14,579)		(65,513)		(30,988)
Total Assets	379,684		430,317		379,684		430,317
Gain on disposal of the san dimas spa [member]
Disclosure of operating segments [line items]
Net (loss) earnings			245,715				245,715
Gold interests [member]
Disclosure of operating segments [line items]
Sales	118,870		113,753		269,270		206,839
Cost of sales, excluding depletion	37,853		35,473		85,834		63,388
Depletion	37,856		35,780		82,136		65,013
Gross margin	43,161				101,300
Net (loss) earnings	43,161		42,500		101,300		78,438
Cash Flow From Operations	88,586		78,382		191,442		142,470
Total Assets	3,573,916		3,497,813		3,573,916		3,497,813
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	10,840		5,778		16,107		12,679
Cost of sales, excluding depletion	3,324		1,760		4,948		3,834
Depletion	6,807		3,498		10,135		7,622
Gross margin	709				1,024
Net (loss) earnings	709		520		1,024		1,223
Cash Flow From Operations	7,572		4,020		11,215		8,968
Total Assets	356,328		372,366		356,328		372,366
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	76,329		92,327		186,400		165,162
Cost of sales, excluding depletion	23,317		28,294		57,317		50,152
Depletion	22,114		27,316		54,363		48,418
Gross margin	30,898				74,720
Net (loss) earnings	30,898		36,717		74,720		66,592
Cash Flow From Operations	58,184		64,033		134,254		115,010
Total Assets	2,651,697		2,760,314		2,651,697		2,760,314
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	5,830		2,857		13,057		7,168
Cost of sales, excluding depletion	1,763		869		3,968		2,168
Depletion	1,592		812		3,583		2,026
Gross margin	2,475				5,506
Net (loss) earnings	2,475		1,176		5,506		2,974
Cash Flow From Operations	3,954		1,989		9,089		5,001
Total Assets	113,964		120,025		113,964		120,025
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	7,904		8,058		16,888		17,097
Cost of sales, excluding depletion	2,452		2,307		5,029		4,991
Depletion	2,445		2,075		4,113		4,868
Gross margin	3,007				7,746
Net (loss) earnings	3,007		3,676		7,746		7,238
Cash Flow From Operations	5,505		5,850		12,237		11,001
Total Assets	17,246		26,950		17,246		26,950
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	13,601		4,733		28,731		4,733
Cost of sales, excluding depletion	6,226		2,243		13,132		2,243
Depletion	3,184		2,079		6,747		2,079
Gross margin	4,191				8,852
Net (loss) earnings	4,191		411		8,852		411
Cash Flow From Operations	9,776		2,490		18,000		2,490
Total Assets	201,448		218,158		201,448		218,158
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	4,366				8,087
Cost of sales, excluding depletion	771				1,440
Depletion	1,714				3,195
Gross margin	1,881				3,452
Net (loss) earnings	1,881				3,452
Cash Flow From Operations	3,595				6,647
Total Assets	233,233				233,233
Silver interests [member]
Disclosure of operating segments [line items]
Sales	63,313		98,647		130,474		204,813
Cost of sales, excluding depletion	21,800		27,107		41,716		55,606
Depletion	21,070		26,714		42,733		54,746
Gross margin	20,443				46,025
Net (loss) earnings	20,443		44,826		46,025		94,461
Cash Flow From Operations	41,902		71,397		89,373		149,058
Total Assets	1,804,941		1,894,655		1,804,941		1,894,655
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	7,119		6,826		18,490		16,406
Cost of sales, excluding depletion	2,819		2,418		7,153		5,807
Depletion	3,586		2,927		9,095		7,030
Gross margin	714				2,242
Net (loss) earnings	714		1,481		2,242		3,569
Cash Flow From Operations	3,652		4,409		11,337		10,599
Total Assets	237,136		254,773		237,136		254,773
Silver interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales			17,673				40,594
Cost of sales, excluding depletion			4,622				10,549
Depletion			1,567				3,575
Net (loss) earnings			11,484				26,470
Cash Flow From Operations			13,051				30,045
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	13,582		25,315		31,883		45,935
Cost of sales, excluding depletion	3,839		6,452		8,739		11,568
Depletion	2,794		4,572		6,359		8,198
Gross margin	6,949				16,785
Net (loss) earnings	6,949		14,291		16,785		26,169
Cash Flow From Operations	9,743		18,863		23,143		34,367
Total Assets	382,363		395,052		382,363		395,052
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	17,660		23,736		37,274		47,506
Cost of sales, excluding depletion	3,530		4,676		7,418		9,496
Depletion	10,352		12,369		21,310		24,659
Gross margin	3,778				8,546
Net (loss) earnings	3,778		6,691		8,546		13,351
Cash Flow From Operations	14,277		19,060		29,857		38,010
Total Assets	688,767		732,979		688,767		732,979
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	24,952		25,097		42,827		54,372
Cost of sales, excluding depletion	11,612		8,939		18,406		18,186
Depletion	4,338		5,279		5,969		11,284
Gross margin	9,002				18,452
Net (loss) earnings	9,002		10,879		18,452		24,902
Cash Flow From Operations	14,230		16,014		25,036		36,037
Total Assets	496,675		511,851		496,675		511,851
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	189,466		212,400		414,515		411,652
Cost of sales, excluding depletion	60,957		62,580		130,171		118,994
Depletion	61,404		62,494		129,785		119,759
Gross margin	67,105				154,559
Impairment charges	165,912				165,912
Net (loss) earnings	(98,807)		87,326		(11,353)		172,899
Cash Flow From Operations	136,467		149,779		292,965		291,528
Total Assets	5,861,139		5,785,795		5,861,139		5,785,795
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	7,283				14,771
Cost of sales, excluding depletion	1,304				2,621
Depletion	2,478				4,916
Gross margin	3,501				7,234
Net (loss) earnings	3,501				7,234
Cash Flow From Operations	5,979				12,150
Total Assets	254,772				254,772
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Impairment charges	165,912				165,912
Net (loss) earnings	(165,912)				(165,912)
Total Assets	$ 227,510		$ 393,327		$ 227,510		$ 393,327